  As filed with the Securities and Exchange Commission on May 16, 1997
                                                       Registration No. 33-13954
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [   ]

                Post-Effective Amendment No. 20            [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                      Amendment No. 21                [X]

(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

                Registrant's Telephone Number:  (714) 640-3743

                                Diane N. Ledger
                               Vice President of
                     Pacific Mutual Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                        1500 K Street, N.W., Suite 500
                            Washington, D.C.  20005

[X] It is proposed that this filing will become effective on July 15, 1997 pursuant to paragraph (a)(1) of Rule 485.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, filed its Rule 24f-2 Notice of the fiscal year ended December 31, 1996 on February 27, 1997 and will file its Rule 24f-2 Notice for the fiscal year ending December 31, 1997 within the time period required by Section 24 of the Investment Company Act of 1940 and applicable regulations thereunder.
================================================================================

                             CROSS-REFERENCE SHEET
                             REQUIRED BY RULE 495
                       UNDER THE SECURITIES ACT OF 1933


                                    PART A

Form N-1A
Item Number          Caption in Prospectus
    1.               Prospectus front cover

    2.               Prospectus Synopsis

    3.               Financial Highlights

    4.               Investment Objectives and Policies; Description of
                     Securities and Investment Techniques; Investment
                     Restrictions; Other Information

    5A.              N/A

    5.               Management of the Fund; Portfolio Transactions

    6.               Other Information

    7.               Purchase of Shares

    8.               Redemption of Shares

    9.               N/A

                                    PART B

Form N-1A            Caption in Statement
Item Number          of Additional Information

   10.               Statement of Additional Information front cover

   11.               Table of Contents

   12.               N/A

   13.               Description of Securities and Investment Techniques;
                     Investment Restrictions

   14.               Management of the Fund

   15.               Portfolio Transactions and Brokerage

   16.               Investment Adviser; Portfolio Management Agreements

   17.               Portfolio Transactions and Brokerage

   18.               Description of Securities and Investment Techniques

   19.               Purchases and Redemptions

   20.               Taxation

   21.               Distribution of Fund Shares

   22.               Performance Information

   23.               Financial Statements

PART C

Form N-1A
Item Number          Caption in Part C

   24.               Financial Statements and Exhibits

   25.               Persons Controlled by or Under Common Control with
                     Registrant

   26.               Number of Holders of Securities

   27.               Indemnification

   28.               Business and Other Connections of Investment Adviser

   29.               Principal Underwriters

   30.               Location of Accounts and Records

   31.               Management Services

   32.               Undertakings

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, Accession No. 0001017062-97-000728, as filed on April 25, 1997, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, Accession No. 0001017062-97-000728, as filed on April 25, 1997, and incorporated by reference herein.)

                     SUPPLEMENT DATED MAY 16, 1997 TO THE
       PROSPECTUS FOR PACIFIC SELECT FUND ("THE FUND") DATED MAY 1, 1997
                                ("PROSPECTUS")

NEW PORTFOLIO MANAGER FOR THE INTERNATIONAL PORTFOLIO

  Templeton Investment Counsel, Inc. ("Templeton"), the Fund and Pacific Mutual Life Insurance Company, the Fund's Adviser, have mutually agreed that Templeton will no longer serve as Portfolio Manager of the International Portfolio effective May 31, 1997. Morgan Stanley Asset Management Inc. ("Morgan Stanley"), a wholly-owned subsidiary of Morgan Stanley Group Inc., will become the Portfolio Manager for the International Portfolio effective June 1, 1997 pursuant to a portfolio management agreement with the Adviser and the Fund. The new portfolio management agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the new portfolio management agreement or interested persons of such parties, at a meeting held on May 15, 1997. Variable Contract Owners having an interest in the International Portfolio will be asked at an upcoming special meeting of Shareholders to approve the new portfolio management agreement with Morgan Stanley.

  Morgan Stanley's address is 1221 Avenue of the Americas, New York, New York 10020. Morgan Stanley, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of February 28, 1997 Morgan Stanley, together with its affiliated asset management companies, had approximately $176.9 billion in assets under management as an investment manager or as a fiduciary adviser.

  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

  Pacific Mutual Life will pay Morgan Stanley a fee at an annual rate of .35% based on the average daily net assets of the International Portfolio. The advisory fee paid to Pacific Mutual Life by the International Portfolio will not change.

  Francine J. Bovich, a Principal of Morgan Stanley, will be primarily responsible for the day-to-day investment management and implementation of Morgan Stanley's investment strategy for the International Portfolio. Prior to joining Morgan Stanley in 1993, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp., a registered investment adviser from 1986-1993. Before joining Westwood, she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management group. Ms. Bovich began her investment career with Bankers Trust Company (1973-1989). She holds a B.A. in Economics from Connecticut College and an M.B.A. in Finance from New York University.

  Following the assumption of portfolio management duties by Morgan Stanley, significant portfolio turnover may occur in connection with a restructuring of the Portfolio's holdings to reflect the management style of Morgan Stanley. Such restructuring may result in increased transactional costs for the Portfolio.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY MORGAN STANLEY

  The table below sets forth composite performance data relating to the historical performance of four accounts, including two advisory accounts, one mutual fund and a pooled trust, managed by Morgan Stanley that have investment objectives, policies, strategies and risks substantially similar, although not identical, to those of the Fund's International Portfolio. The composite includes all of the accounts with assets in excess of $25 million managed by Morgan Stanley that have substantially similar investment objectives and policies to those of the Portfolio. The data is provided to illustrate the past performance of Morgan Stanley in managing substantially similar accounts but does not represent the performance of the International Portfolio. The table below also sets forth the performance of the International Portfolio and the performance of the Morgan Stanley Capital International European, Australian and Far East Index ("MSCI EAFE") for the periods shown. The performance data for the International Portfolio reflects the Portfolio's fees and expenses.

  In comparing the performance of the comparable accounts managed by Morgan Stanley to the performance of the International Portfolio, it should be noted that the country weighting of the Morgan Stanley accounts varied in certain respects from those of the International Portfolio. During the periods shown, the comparable accounts managed by Morgan Stanley were not invested in emerging market countries, whereas the International Portfolio frequently invested in emerging markets. Also, the weighting of securities issued by companies located in Japan held by the Morgan Stanley accounts was significantly greater than the weighting of Japanese securities held by the International Portfolio. It is expected that under Morgan Stanley, the allocation of assets among various countries for the International Portfolio will be more closely correlated with the weighting of countries in the MSCI EAFE Index. Morgan Stanley has advised the Fund that it does make strategic country weighting allocations away from the EAFE Index in seeking relative outperformance, but it is expected that Morgan Stanley normally would not invest in emerging market countries.

  The figures shown for Morgan Stanley's composite performance of comparable accounts are based on gross results that are adjusted to reflect the fees and expenses of the International Portfolio for the periods shown. The composite performance figures also reflect the inclusion of any dividends and interest income received, the deduction of any brokerage commissions, and other related portfolio transaction expenses which are generally reflected as part of the cost of a security. The composite data was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"), retroactively applied to all time periods. The composite investment results are unaudited.

  Because of the differences in computation methods, such as the method or frequency of reinvesting dividends or measuring gains, the data for the comparable accounts shown below may not be precisely comparable to performance data for the International Portfolio. In addition, the performance data for the advisory accounts and pooled trust included in the composite may not be representative of the International Portfolio because those accounts are not subject to the obligation to redeem shares upon request and to meet diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the performance. In addition, if the asset size of the comparable accounts varies from that of the International Portfolio, this might reduce the comparability of the International Portfolio's performance to that of the comparable accounts. Moreover, the International Portfolio's current and future investments are not and will not necessarily be identical to those of the comparable accounts. Investors should also be aware that the use of a methodology different from that used to calculate these composite returns could result in different performance data.

  The investment results presented below are not intended to predict or suggest the returns that might be experienced by the International Portfolio or an individual investor investing in the International Portfolio.

THE FOLLOWING PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION FOR SEPARATE ACCOUNT OR CONTRACT LEVEL CHARGES.

         TOTAL RETURN FOR MSCI EAFE, MORGAN STANLEY COMPARABLE ACCOUNTS
               AND INTERNATIONAL PORTFOLIO FOR THE PERIODS SHOWN

                                                               MORGAN STANLEY                INTERNATIONAL PORTFOLIO
                          MSCI EAFE ("EAFE")            COMPARABLE ACCOUNTS ("MSCA")            ("INTERNATIONAL")
                  ---------------------------------- ---------------------------------- ----------------------------------
                          INCEPTION ROLLING ROLLING          INCEPTION ROLLING ROLLING          INCEPTION ROLLING ROLLING
                  MONTHLY  TO DATE  QUARTER 12 MONTH MONTHLY  TO DATE  QUARTER 12 MONTH MONTHLY  TO DATE  QUARTER 12 MONTH
                  RETURN  RETURN**  RETURN   RETURN  RETURN  RETURN**  RETURN   RETURN  RETURN  RETURN**  RETURN   RETURN
                  ------- --------- ------- -------- ------- --------- ------- -------- ------- --------- ------- --------
                     %        %        %       %        %        %        %       %        %        %        %       %
June        1995   -1.75    -1.75                     -0.56    -0.56                      1.14     1.14
July                6.23     4.36                      5.60     5.01                      4.30     5.49
August             -3.81     0.38     0.38            -0.88     4.10     4.10            -3.10     2.22     2.23
September           1.95     2.34     4.17             0.59     4.72     5.31             1.69     3.95     2.78
October            -2.69    -0.41    -4.57            -2.15     2.46    -2.44            -3.08     0.74    -4.50
November            2.78     2.36     1.97             1.71     4.22     0.10             0.78     1.53     0.10
December            4.03     6.49     4.05             2.98     7.36     2.49             1.41     2.96     0.58
----------------  ---------------------------------- ---------------------------------- ----------------------------------
January     1996    0.41     6.93     7.36             4.15    11.84     9.10             3.14     6.20     7.04
February            0.34     7.29     4.81            -0.15    11.69     7.11             1.77     8.07     7.25
March               2.12     9.57     2.89             1.13    12.96     5.17             0.13     8.22     5.11
April               2.91    12.75     5.45             4.35    17.93     5.38             3.58    12.09     5.55
May                -1.84    10.68     3.16   10.68    -0.83    16.96     4.65   16.96     1.11    13.33     4.86   15.07
June                0.56    11.30     1.58   13.28     1.03    18.19     4.55   18.84     0.34    13.72     5.08   14.16
July               -2.92     8.04    -4.17    3.53    -4.65    12.65    -4.49    7.20    -2.94    10.38    -1.53    6.24
August              0.22     8.28    -2.16    7.87     0.89    13.68    -2.82    9.13     3.40    14.13     0.71   13.37
September           2.66    11.16    -0.13    8.61     3.19    17.37    -0.73   11.98     1.50    15.84     1.87   13.15
October            -1.02    10.02     1.83   10.47    -1.24    15.91     2.82   13.03     1.61    17.71     6.64   18.63
November            3.98    14.40     5.65   11.76     4.69    21.44     6.70   16.37     4.66    23.19     7.94   22.25
December           -1.29    12.93     1.59    6.05     0.23    21.75     3.64   13.24     1.86    25.48     8.33   21.89
----------------  ---------------------------------- ---------------------------------- ----------------------------------
January     1997   -3.50     8.97    -0.95    1.92    -0.42    21.25     4.50    8.23     2.12    28.14     8.87   20.68
February            1.64    10.76    -3.18    3.24     2.10    23.85     1.91   10.68     1.31    29.82     5.38   20.13
March               0.36    11.16    -1.56    1.46     0.40    24.38     2.07    9.88     1.01    31.13     4.49   21.17
April               0.53    11.75     2.55   -0.89     1.08    25.77     3.62    6.40    -0.26    30.79     2.06   16.69
--------------------------------------------------------------------------------------------------------------------------

1 Year Return to
 3/31/97:           1.46%                              9.88%                             21.17%
Average Annual
 Return Since
 Inception** to
 3/31/97:           5.94%                             12.62%                             15.91%
Cumulative
 Return Since
 Inception** to
 3/31/97:          11.16%                             24.38%                             31.13%


1 Year Return to
 4/30/97:          -0.89%                              6.40%                             16.69%
Average Annual
 Return Since
 Inception** to
 4/30/97:           5.97%                             12.70%                             15.02%
Cumulative
 Return Since
 Inception** to
 4/30/97:          11.75%                             25.77%                             30.79%

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Inception  Rolling  Rolling
                                                                                    Monthly   To Date   Quarter  12 Month
                                Ratios                                              Return    Return**  Return    Return
-------------------------------------------------------------------------------------------------------------------------
% of number of times MSCA outperformed EAFE by total number of periods measured:      64%      100%       70%      100%   Through
                                                                                                                          3/31/97
Number of times MSCA outperformed EAFE by total number of periods measured:         (14/22)   (22/22)   (14/20)   (11/11)

% of number of times MSCA outperformed EAFE by total number of periods measured:      65%      100%       71%      100%   Through
                                                                                                                          4/30/97
Number of times MSCA outperformed EAFE by total number of periods measured:         (15/23)   (23/23)   (15/21)   (12/12)
------------------------------------------------------------------------------------------------------------------------------------
% of number of times MSCA outperformed International by total number of periods
 measured:                                                                            55%       59%       30%       27%   Through
Number of times MSCA outperformed International by total number of periods                                                3/31/97
 measured:                                                                          (12/22)   (13/22)    (6/20)    (3/11)
% of number of times MSCA outperformed International by total number of periods
 measured:                                                                            57%       57%       33%       25%   Through
Number of times MSCA outperformed International by total number of periods                                                4/30/97
 measured:                                                                          (13/23)   (13/23)    (7/21)    (3/12)
------------------------------------------------------------------------------------------------------------------------------------

** Returns are since June 1, 1995, the date the first comparable account managed by Morgan Stanley began operations.

                              PACIFIC SELECT FUND

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                   Part A:
                   Financial Highlights

                   Part B:


                   The following audited financial statements are incorporated by reference in Part B from the Annual Report of the Fund dated as of December 31, 1996:

                       (1) Statements of Assets and Liabilities
                       (2) Statements of Operations
                       (3) Statements of Changes in Net Assets
                       (4) Notes to Financial Statements
                       (5) Financial Highlights
                       (6) Portfolio of Investments

                  (b)  Exhibits

                       (1)(a) Agreement and Declaration of Trust****

                       (1)(b) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series*

                       (2)    By-Laws of Registrant*
                       (3)    Not Applicable
                       (4)    Instruments Defining Rights of Holders of
                              Securities*

                       (5)(a) Investment Advisory Agreement*

                       (5)(b) Portfolio Management Agreement - Capital Guardian
                              Trust Company*

                       (5)(c) Portfolio Management Agreement - Bankers Trust
                              Company*

                       (5)(d) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc.*

                       (5)(e) Portfolio Management Agreement - Janus Capital
                              Corporation*

                       (5)(f) Portfolio Management Agreement - Templeton
                              Investment Counsel, Inc.*

                       (5)(g) Portfolio Management Agreement - Greenwich Street
                              Advisors*

                       (5)(h) Transfer and Assumption Agreement - Greenwich
                              Street Advisors*

                       (5)(i) Portfolio Management Agreement - Pacific Investment Management Company*
                       (5)(j) Portfolio Management Agreement - Blairlogie Capital Management*
                       (5)(k) Portfolio Management Agreement - Columbus Circle Investors*

                       (5)(l) Addendum to Portfolio Management Agreement - Janus Capital Corporation*****
                       (5)(m) Addendum to Portfolio Management Agreement - J.P. Morgan Investment Management Inc.*****
                       (5)(n) Addendum to Portfolio Management Agreement - Greenwich Street Advisors*****
                       (5)(o) Addendum to Portfolio Management Agreement - Pacific Investment Management Company*****
                       (5)(p)  Addendum to Portfolio Management Agreement -
                               Blairlogie Capital Management*****
                       (5)(q)  Addendum to Portfolio Management Agreement -
                               Columbus Circle Investors*****
                       (5)(r) Form of Portfolio Management Agreement - Morgan Stanley Asset Management Inc.
                       (6)(a)  Distribution Agreement*
                       (7)     Not Applicable
                       (8)(a)  Custodian Agreement*

                       (8)(b)  Custodian Agreement Fee Schedule*****
                       (9)(a)  Agency Agreement*
                       (9)(b)  Participation Agreement*
                       (9)(c) Participation Agreement with Pacific Corinthian Life Insurance Company*
                       (9)(d)  Agreement for Support Services**
                       (10)    Opinion and Consent of Counsel*

                       (11)    Independent Auditor's Consent

                       (12)    Not Applicable
                       (13)    Not Applicable
                       (14)    Not Applicable
                       (15)    Not Applicable

                       (16)    Performance Quotation Computations *****
                       (17)    Financial Data Schedules - December 31, 1996

                       (18)    Not Applicable
------------

* Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002463 filed on November 22, 1995 and incorporated by reference herein.

** Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

*** Included in Registrant's Form Type N-30D, Accession No. 0001017062-97-000271 filed on February 18, 1997 and incorporated by reference herein.

**** Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000919 filed on March 22, 1996 and incorporated by reference herein.

***** Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-
      000728 filed on April 25, 1997, and incorporated by reference herein.

Item  25.  Persons Controlled by or Under Common Control with Registrant

          -------------------------------------------------------------

     Pacific Mutual Life Insurance Company, on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, and Pacific Select Separate Accounts ("Separate Accounts"), and its affiliate, Pacific Corinthian Life Insurance Company on behalf of its Pacific Corinthian Variable Account ("Separate Account") owns all of the outstanding shares of the Series of Registrant. Pacific Mutual Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts, and Pacific Corinthian Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Account.

Item 26.  Numbers of Holders of Securities
          --------------------------------

     Pacific Mutual Life Insurance Company, on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select, Pacific Select Variable Annuity, Pacific Select Exec and Pacific COLI Separate Accounts, and its affiliate Pacific Corinthian Life Insurance Company on behalf of its Pacific Corinthian Variable Account are the sole record owners of securities registered pursuant to this registration statement.

Item 27.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Mutual                                                     Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------

Pacific Mutual              Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Mutual Life
                                                      Insurance Company, January, 1990 to
                                                      present; Director of Pacific Corinthian
                                                      Life Insurance Company; Director of: Cadence
                                                      Capital Management Corporation, Mutual
                                                      Service Corporation, NFJ Investment
                                                      Group, Inc., Pacific Mutual Distributors,
                                                      Inc., Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Mutual Realty Finance,
                                                      Inc., PM Group Life Insurance Co.; PM
                                                      Realty Advisors, Inc.; Director of
                                                      Newhall Land & Farming; Edison International;
                                                      The Irvine Company and Chairman of the
                                                      American Council of Life Insurance.


Pacific Mutual              Richard M. Ferry          Director of Pacific Mutual Life Insurance
                                                      Company, 1986 to present; Chairman of:
                                                      Korn/Ferry International; Director of:
                                                      Korn/Ferry International; Avery Dennison
                                                      Corporation; ConAm Management; First
                                                      Business Bank; Northwestern Restaurants,
                                                      Inc.; Dole Food Company; Mullin
                                                      Consulting Inc.; Broco, Inc.

Pacific Mutual              Donald E. Guinn           Director of Pacific Mutual Life Insurance
                                                      Company, 1984 to present; Chairman
                                                      Emeritus and Director of: Pacific Telesis
                                                      Group; Director of: The Dial Corporation; Bank
                                                      of America NT&SA; BankAmerica Corporation


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------

Pacific Mutual              Ignacio E. Lozano, Jr.    Director of Pacific Mutual Life Insurance
                                                      Company, March 1988 to present;
                                                      Chairman and former Editor-in-Chief of La
                                                      Opinion; Director of: BankAmerica
                                                      Corporation; Bank of America NT&SA;
                                                      Pacific Enterprises; The Walt Disney
                                                      Company

Pacific Mutual              Charles A. Lynch          Director of Pacific Mutual Life Insurance
                                                      Company, 1985 to present; Chairman and
                                                      former CEO of Fresh Choice, Inc.; Director
                                                      of: Nordstrom, Inc.; PST Vans, Inc., SRI
                                                      International, Inc.

Pacific Mutual              Allen W. Mathies, Jr.,    Director of Pacific Mutual Life Insurance
                            M.D.                      Company, 1985 to present; President
                                                      Emeritus of Huntington Memorial
                                                      Hospital; Director of: Occidental College;
                                                      Huntington Memorial Hospital

Pacific Mutual              Charles D. Miller         Director of Pacific Mutual Life Insurance
                                                      Company, 1986 to present; Chairman,
                                                      Chief Executive Officer and Director of
                                                      Avery Dennison Corporation; Director of:
                                                      Great Western Financial Corporation;
                                                      Nationwide Health Properties, Inc.;
                                                      Edison International; Korn/Ferry International;
                                                      Occidental College.

Pacific Mutual              Donn B. Miller            Director of Pacific Mutual Life Insurance
                                                      Company, 1977 to present; President,
                                                      Chief Executive Officer and Director of
                                                      Pearson-Sibert Oil Co. of Texas; Director
                                                      of: Automobile Club of Southern
                                                      California; The Irvine Company, St.
                                                      John's Hospital & Health Center
                                                      Foundation; Former Senior Partner with
                                                      the law firm of O'Melveny & Meyers

Pacific Mutual              Jacqueline C. Morby       Director, Pacific Mutual Life Insurance
                                                      Company, March, 1996 to present; Director
                                                      of: Ontrack Data International, Inc., Axent
                                                      Inc., ANSYS, Inc., Pivotpoint, Inc.; R&D
                                                      Systems, Inc.; Member on Board of Advisors
                                                      of Smith Gardner and Associates.

Pacific Mutual              J. Fernando Niebla        Director of Pacific Mutual Life Insurance
                                                      Company, 1995 to present; Chairman, Chief
                                                      Executive Officer and Director of Infotec
                                                      Commercial Systems; Director and Vice
                                                      Chairman of Pacer Infotec, Inc.; former
                                                      Director, Chairman and CEO of Infotec
                                                      Development, Inc.; Director of: Center for
                                                      Occupational Research and Development;
                                                      Union Bank of California; California
                                                      Commission on Science and Technology;
                                                      Defense Policy Advisory Commission on Trade


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Mutual              Susan Westerberg Prager   Director of Pacific Mutual Life Insurance
                                                      Company, 1979 to present; Dean of the
                                                      UCLA School of Law at the University of
                                                      California at Los Angeles; Director of
                                                      Lucille Salter Packard Children's Hospital
                                                      of Stanford

Pacific Mutual              James R. Ukropina         Director of Pacific Mutual Life Insurance
                                                      Company, January 1989 to present;
                                                      Partner with the law firm of O'Melveney
                                                      & Meyers; Former Chairman and Chief
                                                      Executive Officer of Pacific Enterprises;
                                                      Director of Lockheed Martin Corporation

Pacific Mutual              Raymond L. Watson         Director of Pacific Mutual Life Insurance
                                                      Company, 1975 to present; Vice Chairman
                                                      and Director of: The Irvine Company; Director of:
                                                      The Walt Disney Company; The Mitchell
                                                      Energy and Development Company; The Tejon Ranch

Pacific Mutual              Glenn S. Schafer          Director and President of Pacific Mutual
                                                      Life Insurance Company, January 1995 to
                                                      present; Executive Vice President and
                                                      Chief Financial Officer of Pacific Mutual
                                                      Life Insurance Company, April 1991 to
                                                      January 1995; Director of Pacific Mutual
                                                      Distributors, Inc., PM Group Life
                                                      Insurance Company and Pacific Corinthian
                                                      Life Insurance Company; and similar
                                                      positions with various affiliated companies
                                                      of Pacific Mutual Life Insurance Company

Pacific Mutual              Richard M. Rosenberg      Director of Pacific Mutual Life Insurance
                                                      Company, 1995 to present; Chairman and Chief
                                                      Executive Officer (Retired) of BankAmerica
                                                      Corporation; Director of: Airborne Express
                                                      Corporation; BankAmerica Corporation;
                                                      Northop Grumman Corporation; Pacific Telesis
                                                      Group; Potlatch Corporation; K-2 Incorporated


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Mutual              David R. Carmichael       Senior Vice President and General Counsel
                                                      of Pacific Mutual Life Insurance
                                                      Company, April 1992 to present; Director
                                                      of Pacific Corinthian Life Insurance
                                                      Company and PM Group Life Insurance
                                                      Company; Director of Association of
                                                      California Life Insurance Companies

Pacific Mutual              Audrey L. Milfs           Vice President and Corporate Secretary of
                                                      Pacific Mutual Life Insurance Company,
                                                      March 1991 to present; Secretary to all
                                                      affiliated companies of Pacific Mutual Life
                                                      Insurance Company; 1981 to present

Pacific Mutual              Edward R. Byrd            Vice President and Controller of Pacific
                                                      Mutual Life Insurance Company, August
                                                      1992 to present

Pacific Mutual              Khanh T. Tran             Senior Vice President and Chief Financial
                                                      Officer, June 1996 to present; Vice
                                                      President and Treasurer of Pacific Mutual
                                                      Life Insurance Company, November 1991 to June
                                                      1996; Chief Financial Officer and Treasurer
                                                      to several affiliated companies of Pacific
                                                      Mutual, 1990 to present

Pacific Investment                                    Investment Advisor
 Management
 Company
 ("PIMCO")

PIMCO                       George C. Allan           Vice President, PIMCO

PIMCO                       Tamara J. Arnold          Vice President, PIMCO

PIMCO                       Leslie A. Barbi           Senior Vice President, PIMCO

PIMCO                       William R. Benz           Managing Director, PIMCO

PIMCO                       John B. Brynjolfsson      Vice President, PIMCO

PIMCO                       Robert W. Burns           Executive Vice President, PIMCO Funds

PIMCO                       Wendy Cupps               Vice President, PIMCO

PIMCO                       Charles M. Daniels III    Executive Vice President, PIMCO

PIMCO                       Michael G. Dow            Vice President, PIMCO

PIMCO                       Anita Dunn                Vice President, PIMCO

PIMCO                       David H. Edington         Managing Director, PIMCO


Name of Adviser            Name of Individual                Business and Other Connections
----------------------   -----------------------      --------------------------------------------
PIMCO                    Benjamin A. Ehlert           Executive Vice President, PIMCO

PIMCO                    Bob Ettl                     Vice President, PIMCO

PIMCO                    Anthony K. Faillace          Vice President, PIMCO

PIMCO                    Teri Frisch                  Vice President, PIMCO

PIMCO                    William H. Gross, CFA        Managing Director and Director, PIMCO

PIMCO                    John L. Hague                Managing Director, PIMCO

PIMCO                    Gordon C. Hally, CIC         Executive Vice President, PIMCO

PIMCO                    Pasi M. Hamalainen           Senior Vice President, PIMCO Funds

PMICO                    John P. Hardaway             Vice President, PIMCO Funds

PIMCO                    Brent R. Harris, CFA         Managing Director, PIMCO

PIMCO                    Ray C. Hayes                 Vice President, PIMCO

PIMCO                    David C. Hinman              Vice President, PIMCO

PIMCO                    Douglas M. Hodge, CFA        Executive Vice President, PIMCO

PIMCO                    Brent L. Holden, CFA         Executive Vice President, PIMCO

PIMCO                    Dwight F. Holloway, Jr.      Vice President, PIMCO

PIMCO                    Jane T. Howe, CFA            Vice President, PIMCO

PIMCO                    Mark T. Hudoff               Vice President, PIMCO

PIMCO                    Margaret E. Isberg           Executive Vice President, PIMCO

PIMCO                    John S. Loftus, CFA          Executive Vice President, PIMCO

PIMCO                    Dean S. Meiling, CFA         Managing Director, PIMCO

PIMCO                    James F. Muzzy, CFA          Managing Director, PIMCO

PIMCO                    Doug J. Ongaro               Vice President, PIMCO

PIMCO                    Tom J. Otterbein             Vice President, PIMCO

PIMCO                    William F. Podlich III       Managing Director, PIMCO

PIMCO                    William C. Powers            Managing Director, PIMCO

PIMCO                    Frank B. Rabinovitch         Managing Director, PIMCO

PIMCO                    Edward P. Rennie, CFA, CFP   Senior Vice President, PIMCO

PIMCO                    Scott L. Roney               Vice President, PIMCO

PIMCO                    Mike J. Rosborough           Senior Vice President, PIMCO

PIMCO                    Jeff M. Sargent              Vice President, PIMCO

PIMCO                    Jeff M. Saye                 Vice President, PIMCO

PIMCO                    Ernest L. Schmider           Senior Vice President, Chief Administrative
                                                      and Legal Officer, PIMCO

PIMCO                    Leland T. Scholey, CFA       Senior Vice President, PIMCO

PIMCO                    Denise C. Seliga             Vice President, PIMCO

PIMCO                    Rita J. Seymour              Vice President, PIMCO

PIMCO                    Lee Thomas                   Managing Director, PIMCO

PIMCO                    William S. Thompson,         Chief Executive Officer and Managing
                         Jr.                          Director, PIMCO

PIMCO                    Benjamin L. Trosky, CFA      Managing Director, PIMCO

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
PIMCO                       James G. Ward             Vice President, PIMCO

PIMCO                       Ram Willner               Vice President, PIMCO

PIMCO                       Kristen M. Wilsey, CFA    Vice President, PIMCO

PIMCO                       Mike A. Yetter            Vice President, PIMCO

Capital Guardian Trust                                Investment Advisor
 Company

Capital Guardian Trust      Richard C. Barker         Chairman of the Board, Capital Guardian
 Company                                              Trust Company and Capital International
                                                      Limited; Senior Vice President and
                                                      Director, Capital Management Services;
                                                      Director, The Capital Group Companies,
                                                      Inc. and Capital Group International, Inc.

Capital Guardian Trust      Andrew F. Barth           Director of Capital Guardian Trust
 Company                                              Company; Executive Vice President and
                                                      Research Manager of Capital Guardian
                                                      Research Company

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and
 Company                                              Director, Capital Guardian Trust
                                                      Company; Director, Capital Guardian
                                                      Trust Company of Nevada

Capital Guardian Trust      Fred R. Betts             Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Larry Paul                Director of Capital Guardian Trust
 Company                    Clemmensen                Company, American Funds Distributors,
                                                      Inc. and American Funds Service
                                                      Company; Director and President, The
                                                      Capital Group Companies, Inc.; Senior
                                                      Vice President and Director, Capital
                                                      Research and Management Company; Senior
                                                      Vice President and Treasurer, Capital
                                                      Income Builder, Inc. and Capital World
                                                      Growth & Income Fund, Inc.

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Capital Guardian
Company                                               Trust Company; Assistant General Counsel,
                                                      The Capital Group Companies, Inc.

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
 Capital Guardian Trust     David I. Fisher           Chairman of the Board, The Capital Group
 Company                                              Companies, Inc. and Capital International
                                                      S.A.; Vice Chairman of the Board, Capital
                                                      Guardian Trust Company, Capital International
                                                      Limited, Emerging Markets Growth
                                                      Fund, Inc., and Capital International
                                                      K.K.; President and Director, Capital
                                                      Group International, Inc., Capital
                                                      International, Inc. and Capital
                                                      International Limited (Bermuda);
                                                      Director, Capital Group Research, Inc.,
                                                      Capital Research International, Global
                                                      Capital Management Limited, New
                                                      Perspective Fund, Inc. and EuroPacific
                                                      Growth Fund, Inc.

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President,
                                                      Capital Research International; Vice
                                                      President, Capital Research Limited

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Chairman of the Board, Capital Guardian
                                                      Trust Company of Nevada and Capital
                                                      Strategy Research, Inc.; Director, The
                                                      Capital Group Companies, Inc.

Capital Guardian Trust      Robert G. Kirby           Senior Partner, The Capital Group
                                                      Partners L.P.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company

Capital Guardian Trust      Karen L. Larson           Director, Capital Guardian Trust
 Company                                              Company; President, Director, and
                                                      Director of Research, Capital Guardian
                                                      Research Company; Director, Capital
                                                      Group Companies, Inc.

Capital Guardian Trust      D. James Martin           Director, Capital Guardian Trust
 Company                                              Company; Senior Vice President and
                                                      Director, Capital Guardian Research
                                                      Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
 Capital Guardian Trust     John R. McIlwraith        Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President and Director, Capital
                                                      International Limited

Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Director, Capital Guardian
                                                      Research Company; Vice President, Capital
                                                      Research Company

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President, Capital
                                                      Guardian Trust Company of Nevada

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust
 Company                                              Company; Senior Vice President and
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Merlin E. Robertson       Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert Ronus              President, Capital Guardian Trust
 Company                                              Company; Chairman, Capital Research
                                                      International and Capital Guardian
                                                      Research Company; Senior Vice
                                                      President, Capital International Limited
                                                      and Capital International S.A.; Director,
                                                      Capital Group International, Inc., Capital
                                                      International, Inc., Capital International
                                                      Fund

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      John H. Seiter            Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital Group
                                                      International, Inc.

Capital Guardian Trust      Robert L. Spare           Senior Vice President, Capital Guardian
 Company                                              Trust Company


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
 Capital Guardian Trust     Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Edus H. Warren, Jr.       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Partner, The Capital
                                                      Group Partners L.P.

J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Keith M. Schappert        President, Director and Managing
 Investment                                           Director, J.P. Morgan Investment
 Management Inc.                                      Management Inc.

J.P. Morgan                 William L. Cobb, Jr.      Vice Chairman, Director, Managing Director
 Investment                                           and Chief Executive Officer, J.P. Morgan
 Management Inc.                                      Investment Management Inc.

J.P. Morgan                 Michael R. Granito        Director and Managing Director
 Investment
 Management Inc.

J.P. Morgan                 Cary Nicholas Potter      Chairman of the Board, J.P. Morgan
 Investment                                           Investment Management Inc.
 Management Inc.

J.P. Morgan                 Kenneth W. Anderson       Director and Managing Director, J.P.
 Investment                                           Morgan Investment Management Inc.
 Management Inc.

J.P. Morgan                 Robert A. Anselmi         Director, Managing Director, Secretary
 Investment                                           and General Counsel, J.P. Morgan
 Management Inc.                                      Investment Management Inc.

J.P. Morgan                 Jean L. Brunel            Director, J.P. Morgan Investment
 Investment                                           Management Inc.
 Management Inc.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
 J.P. Morgan                Thomas M. Luddy           Director, Managing Director, and Chief
 Investment                                           Investment Officer, J.P. Morgan Investment
 Management Inc.                                      Management Inc.

J.P. Morgan                 Michael E. Patterson      Director, J.P. Morgan & Company Inc.
 Investment
 Management Inc.

J.P. Morgan                 M. Steven Soltis          Director, Managing Director, and Chief
 Investment                                           Financial Officer, J.P. Morgan Investment
 Management Inc.                                      Management Inc.

J.P. Morgan                 John R. Thomas            Director, J.P. Morgan Trust Bank Ltd.
 Investment
 Management Inc.


Janus Capital                                         Investment Advisor
 Corporation

Janus Capital               Thomas H. Bailey          President, Director and Chairman of the
 Corporation                                          Board 1978 to present, Chief Executive
                                                      Officer 1994 to present

Janus Capital               James P. Craig, III       Director April 1995 to present, Vice
 Corporation                                          President and Chief Investment Officer,
                                                      June 1995 to present

Janus Capital               Michael E. Herman         Director, 1984 to present
 Corporation

Janus Capital               Thomas A. McDonnell       Director, 1990 to present
 Corporation

Janus Capital               Landon H. Rowland         Director, January 1996 to present
 Corporation

Janus Capital               Michael Stolper           Director, 1984 to present
 Corporation

Janus Capital               Mark B. Whiston           Vice President and Chief Marketing
 Corporation                                          Officer, June 1995 to present

Janus Capital               Marjorie G. Hurd          Vice President, July 1995 to present
 Corporation

Janus Capital               David C. Tucker           Vice President and General Counsel,
 Corporation                                          1990 to present, Secretary, 1993 to
                                                      present

Name of Adviser              Name of Individual              Business and Other Connections
-------------------------  -----------------------    --------------------------------------------
 Janus Capital             Steven R. Goodbarn         Treasurer, 1992 to present, Vice
 Corporation                                          President, June 1995 to present

Morgan Stanley Asset                                  Investment Advisor
 Management Inc. ("MSAM")

MSAM                       James M. Allwin            Director, President and Managing Director

MSAM                       Barton M. Biggs            Director, Chairman and Managing Director

MSAM                       Gordon S. Gray             Director and Managing Director

MSAM                       Peter A. Nadosy            Director, Vice Chairman and Managing Director

MSAM                       Dennis G. Sherva           Director and Managing Director

MSAM                       John R. Alkire             Managing Director (MSAM) - Tokyo

MSAM                       P. Dominic Caldecott       Managing Director (MSAM) - UK

MSAM                       A. Macdonald Caputo        Managing Director

MSAM                       Ean Wah Chin               Managing Director (MSAM) - Singapore

MSAM                       Garry B. Crowder           Managing Director

MSAM                       Madhav Dhar                Managing Director

MSAM                       Kurt A. Feuerman           Managing Director

MSAM                       Paul B. Ghaffari           Managing Director

MSAM                       Marianne Laing Hay         Managing Director (MSAM) - UK

MSAM                       Gary D. Latainer           Managing Director

MSAM                       Mahmoud A. Mamdani         Managing Director

MSAM                       Robert L. Meyer            Managing Director

MSAM                       Russell C. Platt           Managing Director

MSAM                       Robert A. Sargent          Managing Director (MSAM) - UK

MSAM                       Bidyut C. Sen              Managing Director

MSAM                       Vinod R. Sethy             Managing Director

MSAM                       James L. Tanner            Managing Director (MSAM) - UK

MSAM                       Richard G. Woolworth,
                            Jr.                       Managing Director

MSAM                       Debra M. Aaron             Principal

MSAM                       Warren Ackerman III        Principal

MSAM                       Robert E. Angevine         Principal

MSAM                       Suzanne S. Akers           Principal

MSAM                       Gerald P. Barth-
                            Wehrenalp                 Principal

MSAM                       Theodore R. Bigman         Principal

MSAM                       Francine J. Bovich         Principal

MSAM                       Stuart J. M. Breslow       Principal

MSAM                       Andrew C. Brown            Principal (MSAM) - UK

MSAM                       Jeffrey P. Brown           Principal

MSAM                       Frances Campion            Principal (MSAM) - UK

MSAM                       Terence P. Carmichael      Principal

MSAM                       Arthur Certosimo           Principal

MSAM                       Stephen C. Cordy           Principal

MSAM                       Jacqueline A. Day          Principal (MSAM) - UK

MSAM                       Raye L. Dube               Principal

MSAM                       Abigail Jones Feder        Principal

MSAM                       Eugene Flood, Jr.          Principal

MSAM                       Thomas C. Frame            Principal

MSAM                       James Wayne Grisham        Principal

MSAM                       Perry E. Hall II           Principal

MSAM                       Ruth A. Hughes-Guden       Principal

MSAM                       Margaret Kinsley Johnson   Principal

MSAM                       Michael F. Klein           Principal

MSAM                       Michael B. Kushma          Principal

MSAM                       Khoon-Min Lim              Principal

MSAM                       Marianne J. Lippmann       Principal

MSAM                       Yvonne Longley             Principal (MSAM) - UK

MSAM                       Andrew Mack                Principal (MSAM) - UK

MSAM                       Gary J. Mangino            Principal

MSAM                       Jeffrey Margolis           Principal

MSAM                       M. Paul Martin             Principal

MSAM                       Walter Maynard, Jr.        Principal

MSAM                       Margaret P. Naylor         Principal (MSAM) - UK

MSAM                       Yoshiro Okawa              Principal (MSAM) - Tokyo

MSAM                       Warren Olsen               Principal

MSAM                       Christopher G. Petrow      Principal

MSAM                       Narayan Ramachandran       Principal

MSAM                       Gail Hunt Reeke            Principal

MSAM                       Christine I. Reilly        Principal

MSAM                       Stefano Russo              Principal (MSAM) - Milan

MSAM                       Bruce R. Sandberg          Principal

MSAM                       Kiat Seng Seah             Principal (MSAM) - Singapore

MSAM                       Stephen C. Sexauer         Principal

MSAM                       Robert M. Smith            Principal

MSAM                       Kunihiko Sugio             Principal (MSAM) - Tokyo

MSAM                       Ann D. Thivierge           Principal

MSAM                       Philip W. Winters          Principal

MSAM                       Alford E. Zick, Jr.        Principal

MSAM                       Maryann Savadelis Agre     Vice President

MSAM                       Peter Aliprantis           Vice President

MSAM                       Jeffrey Alvino             Vice President

MSAM                       Alistair Anderson          Vice President

MSAM                       William S. Auslander       Vice President

MSAM                       Kimberly L. Austin         Vice President

MSAM                       Marshall T. Bassett        Vice President

MSAM                       Christopher Blair          Vice President

MSAM                       Richard Boon               Vice President

MSAM                       Geraldine Boyle            Vice President

MSAM                       Paul Boyne                 Vice President

MSAM                       L. Kenneth Brooks          Vice President

MSAM                       Jonathan Paul Buckeridge   Vice President (MSAM) - Melbourne

MSAM                       Carl Kuo-Wei Chien         Vice President (MSAM) - Hong Kong

MSAM                       Lori A. Cobane             Vice President

MSAM                       James Colmenares           Vice President

MSAM                       Kate Cornish-Bowden        Vice President (MSAM) - UK

MSAM                       Nikhil Dhaon               Vice President

MSAM                       Christine H. du Bois       Vice President

MSAM                       Richard S. Farden          Vice President

MSAM                       Daniel E. Fox              Vice President

MSAM                       Karen T. Frost             Vice President  (MSAM) - UK

MSAM                       Lisa Gallo                 Vice President

MSAM                       Josephine M. Glass         Vice President

MSAM                       Charles A. Golden          Vice President

MSAM                       Dmitri Goulandris          Vice President

MSAM                       James A. Grasselino        Vice President

MSAM                       Kenneth John Greig         Vice President  (MSAM) - UK

MSAM                       Maureen A. Grover          Vice President

MSAM                       Michael Hewett             Vice President

MSAM                       Kenneth R. Holley          Vice President

MSAM                       Holly D. Hopps             Vice President

MSAM                       Etsuko Fusaya Jennings     Vice President

MSAM                       Donald B. Johnston         Vice President

MSAM                       Jaideep Khanna             Vice President

MSAM                       Peter L. Kirby             Vice President

MSAM                       George Koshy               Vice President

MSAM                       Paul Koske                 Vice President

MSAM                       Daniel R. Lascano          Vice President

MSAM                       Arthur J. Lev              Vice President

MSAM                       Valerie Y. Lewis           Vice President

MSAM                       Jane Likins                Vice President  (MSAM) - UK

MSAM                       William David Lock         Vice President  (MSAM) - UK

MSAM                       Gordon W. Loery            Vice President

MSAM                       Paula J. Morgan            Vice President  (MSAM) - UK

MSAM                       Nancy Morton               Vice President

MSAM                       Clare K. Mutone            Vice President

MSAM                       Terumi Nagata              Vice President  (MSAM) - Tokyo

MSAM                       Bradley Okita              Vice President

MSAM                       Martin O. Pearce           Vice President  (MSAM) - UK

MSAM                       Alexander A. Pena          Vice President

MSAM                       Anthony J. Pesce           Vice President

MSAM                       David J. Polansky          Vice President

MSAM                       Karen Post                 Vice President

MSAM                       Akash Prakash              Vice President  (MSAM) - Muabai

MSAM                       Gregg A. Robinson          Vice President

MSAM                       Gerald D. Rubin            Vice President

MSAM                       Donald P. Ryan             Vice President

MSAM                       Neil Siegel                Vice President

MSAM                       Ashutosh Sinha             Vice President

MSAM                       Andy B. Skov               Vice President

MSAM                       Michael James Smith        Vice President  (MSAM) - UK

MSAM                       Kim I. Spellman            Vice President

MSAM                       Joseph P. Stadler          Vice President

MSAM                       Christian K. Stadlinger    Vice President

MSAM                       Catherine Steinhardt       Vice President

MSAM                       Ram K. Sundaram            Vice President

MSAM                       Keiko Tamaki-Kuroda        Vice President

MSAM                       Shunso Tatsumi             Vice President

MSAM                       Louise Teeple              Vice President

MSAM                       Joseph Y. S. Tern          Vice President (MSAM) - Singapore

MSAM                       Landon Thomas              Vice President

MSAM                       Richard Boon Hwee Toh      Vice President (MSAM) - Singapore

MSAM                       K. N. Vaidyanathan         Vice President (MSAM) - Muabai

MSAM                       Dennis J. Walsh            Vice President

MSAM                       Jacob Walthour             Vice President

MSAM                       Kevin V. Wasp              Vice President

MSAM                       Patricia Woo               Vice President

MSAM                       Harold J. Schaaff, Jr.     Principal, General Counsel and Secretary

MSAM                       Eileen K. Murray           Treasurer

MSAM                       Madeline D. Barkhorn       Assistant Secretary

MSAM                       Charlene R. Herzer         Assistant Secretary

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Bankers Trust                                         Trust Company
 Company ("Bankers
 Trust")


Bankers Trust               George B. Beitzel         Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               William R. Howell         Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               Jon M. Huntsman           Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               Vernon E. Jordan, Jr.     Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               Hamish Maxwell            Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               N.J. Nicholas, Jr.        Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               Russell E. Palmer         Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               Frank N. Newman           Chairman of the Board and Chief Executive
                                                      Officer and President of Bankers Trust
                                                      and Bankers Trust New York Corporation

Bankers Trust               Patricia Carry Stewart    Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               Phillip A. Griffiths      Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               Donald L. Staheli         Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Bankers Trust               Paul A. Volcker           Director of Bankers Trust and Bankers
                                                      Trust New York Corporation

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Bankers Trust               George J. Vojta           Vice Chairman of the Board of Bankers
                                                      Trust and Bankers Trust New York
                                                      Corporation


Smith Barney Mutual                                   Investment Advisor
 Funds Management
 Inc., ("SBMFM"),
 through its Greenwich
 Street Advisors
 Division

SBMFM                       Jessica Bibliowicz        Chief Executive Officer of SBMFM,
                                                      Executive Vice President of Smith
                                                      Barney Inc.

SBMFM                       Heath B. McLendon         President of SBMFM, Managing
                                                      Director of Smith Barney Inc.

SBMFM                       Lewis E. Daidone          Director and Senior Vice President of
                                                      SBMFM, Managing Director of Smith
                                                      Barney Inc.

SBMFM                       A. George Saks            Director of SBMFM, Managing
                                                      Director, Secretary and General Counsel
                                                      of Smith Barney Inc.

SBMFM                       Michael J. Day            Treasurer of SBMFM, Managing
                                                      Director of Smith Barney Inc.

SBMFM                       Christina T. Sydor        General Counsel and Secretary of
                                                      SBMFM, Managing Director of Smith
                                                      Barney Inc.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
SBMFM                       Bruce D. Sargent          Director and Vice President of SBMFM;
                                                      Managing Director of Smith Barney Inc.

Blairlogie Capital                                    Investment Advisor
 Management
 ("Blairlogie")

Blairlogie                  Gavin Dobson              Managing Director, Chief Executive
                                                      Officer and Limited Partner, Blairlogie
                                                      Capital Management

Blairlogie                  James Smith               Managing Director, Chief Investment
                                                      Officer and Limited Partner, Blairlogie
                                                      Capital Management

Blairlogie                  Robert Stephens           Managing Director, Chief Financial
                                                      Officer and Limited Partner, Blairlogie
                                                      Capital Management

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Columbus Circle                                       Investment Advisor
 Investors ("CCI")

CCI                         Irwin F. Smith            Managing Director, Chairman and Chief
                                                      Executive Officer, Columbus Circle
                                                      Investors

CCI                         Donald A. Chiboucas       Managing Director, Columbus Circle
                                                      Investors

CCI                         Daniel S. Pickert         Managing Director, Columbus Circle
                                                      Investors

CCI                         Amy Mae Hogan             Managing Director, Columbus Circle
                                                      Investors

CCI                         Robert W. Fehrmann        Managing Director, Columbus Circle
                                                      Investors

CCI                         Louis P. Celentano        Managing Director, Columbus Circle
                                                      Investors

CCI                         C. Paul Tyborowski        Managing Director, Columbus Circle
                                                      Investors

CCI                         Marc S. Felman            Managing Director, Columbus Circle
                                                      Investors

CCI                         Anthony Rizza             Managing Director, Columbus Circle
                                                      Investors

Item 29.  Principal Underwriters
          ----------------------

         (a) Pacific Mutual Distributors, Inc. (formerly Pacific Equities Network) ("PMD") member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PMD is a subsidiary of Pacific Mutual.
         (b)

Name and Principal*****     Positions and Offices       Positions and Offices
Business Address            with Underwriter            with Registrant
-------------------------   -------------------------   ---------------------
Kathy R. Gough              Assistant Vice              None
                            President,
                            Compliance

Audrey L. Milfs             Secretary                   Secretary

Edward R. Byrd              Chief Financial Officer,    None
                            Treasurer and Director

Joseph P. Ruiz              Vice President              None

Name and Principal******    Positions and Offices        Positions and Offices
Business Address            with Underwriter             with Registrant
-------------------------   ---------------------------  ---------------------
Gerald W. Robinson          President, CEO and Director  None

Glenn S. Schafer            Director                     None

Thomas C. Sutton            Director                     Trustee

Item 30.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Mutual Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

     Not applicable

Item 32.  Undertakings
          ------------

     The registrant hereby undertakes:

     (a)  Not applicable
     (b)  Not applicable
     (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.


-----------------

******Principal business address for all individuals listed is 700 Newport
      Center Drive, Newport Beach, California 92660

                                  SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 16th day of May, 1997.

                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Thomas C. Sutton*
                                                        President

*By: /s/  DIANE N. LEDGER
  _______________________________
        Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                                  DATE
             ---------                           -----                                  ----

                                     Chairman and President                                 , 1997
------------------------------------  (Chief Executive Officer)                   ----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                           , 1997
------------------------------------  (Assistant Vice President)                  ----------
          Brian D. Klemens*

                                     Trustee                                                , 1997
------------------------------------                                              ----------
         Richard L. Nelson*

                                     Trustee                                                , 1997
------------------------------------                                              ----------
          Lyman W. Porter*

                                     Trustee                                                , 1997
------------------------------------                                              ----------
           Alan Richards*


* By:   /s/ DAVID R. CARMICHAEL                                                   May 16, 1997
____________________________________
        David R. Carmichael
        as attorney-in-fact

                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Paul F. Roye, and Robin Yonis-Sandlaufer his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

*(Powers of Attorney are contained in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002463 filed on November 22, 1995, and Power of Attorney for Mr. Klemens is contained in Registrant's Form Type N1/A, Accession No. 0001017062-97-000728 filed on April 25, 1997)